As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2009

Par Value	Security Description			Value
	FIXED INCOME SECURITIES 41.9%

	FEDERAL AGENCY OBLIGATIONS 15.9%
$500,000	Federal Home Loan Mortgage Corp.	6.050%	08/22/22	$520,020
500,000	Federal Home Loan Mortgage Corp.	6.000%	03/03/28	497,526
500,000	Federal Home Loan Mortgage Corp.	6.000%	05/12/28	502,386
500,000	Federal National Mortgage Association	5.400%	02/23/17	500,335
250,000	Federal National Mortgage Association	5.500%	04/08/19	250,260
250,000	Federal National Mortgage Association	5.520%	04/12/19	250,256
250,000	Federal National Mortgage Association	5.630%	08/05/19	250,983
500,000	Federal National Mortgage Association	5.500%	02/28/20	504,995
500,000	Federal National Mortgage Association	5.650%	03/09/20	502,840
500,000	Federal National Mortgage Association	5.750%	03/09/20	503,118
500,000	Federal National Mortgage Association	5.750%	03/16/20	500,519
250,000	Federal National Mortgage Association	5.750%	06/08/20	250,259
1,000,000	Federal National Mortgage Association	5.750%	07/07/20	1,001,015
500,000	Federal National Mortgage Association	6.000%	08/10/20	500,603
500,000	Federal National Mortgage Association	6.000%	08/18/20	500,377
500,000	Federal National Mortgage Association	6.000%	08/25/20	500,603
500,000	Federal National Mortgage Association	6.000%	10/13/20	500,547
1,000,000	Federal National Mortgage Association	6.250%	04/25/22	1,001,259
400,000	Federal National Mortgage Association	6.000%	08/16/22	400,410
500,000	Federal National Mortgage Association	6.000%	02/22/23	500,499
500,000	Federal National Mortgage Association	6.000%	03/06/23	502,142
500,000	Federal National Mortgage Association	6.125%	03/06/23	500,625
500,000	Federal National Mortgage Association	6.000%	03/13/23	500,508
500,000	Federal National Mortgage Association	6.000%	06/12/23	500,500
500,000	Federal National Mortgage Association	6.000%	06/26/23	500,504
500,000	Federal National Mortgage Association	6.100%	10/06/23	500,515
500,000	Federal National Mortgage Association	6.000%	03/21/25	502,359
500,000	Federal National Mortgage Association	6.000%	04/04/25	500,517
500,000	Federal National Mortgage Association	6.000%	06/02/25	501,385
500,000	Federal National Mortgage Association	6.000%	07/11/25	500,574
500,000	Federal National Mortgage Association	6.000%	10/06/25	500,524
				15,448,963

	CORPORATE BONDS 25.4%
	FINANCIAL 17.5%
248,000	Ford Motor Credit Co.	7.375%	10/28/09	222,419
250,000	General Motors Acceptance Corp.	7.750%	01/19/10	195,274
250,000	Bear Stearns Co., Inc.	5.850%	07/19/10	250,576
500,000	Textron Financial Corp.	5.125%	02/03/11	360,307
250,000	General Motors Acceptance Corp.	7.250%	03/02/11	162,747
250,000	Ford Motor Credit Co.	5.300%	04/20/11	115,060
250,000	Household Finance Corp.	6.375%	10/15/11	216,132
500,000	American Express Travel (a)	5.250%	11/21/11	451,311
200,000	Ford Motor Credit Co.	7.000%	11/26/11	79,381
250,000	General Motors Acceptance Corp.	7.000%	02/01/12	142,748
500,000	Harley Davidson Funding Corp. (a)	5.250%	12/15/12	358,348
500,000	Cargill, Inc. (a)	5.200%	01/22/13	489,227
453,000	City National Corp.	5.125%	02/15/13	390,090
250,000	Goldman Sachs Group (a)	8.000%	03/01/13	254,751
500,000	CIT Group Inc.	5.400%	03/07/13	311,864
500,000	Fifth Third Bancorp	6.250%	05/01/13	477,390

SCHEDULE OF INVESTMENTS (unaudited) (continued)

Par Value	Security Description			Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$250,000	Allstate Corp.	7.500%	06/15/13	$251,432
500,000	Harleysville Group	5.750%	07/15/13	469,943
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	236,055
500,000	American General Finance Corp.	6.000%	12/15/14	77,496
500,000	Caterpillar Financial Services Corp.	6.750%	03/15/15	498,894
500,000	Principal Life Global (a)	5.050%	03/15/15	437,424
500,000	M&I Marshall & Ilsley Bank	4.850%	06/16/15	378,134
500,000	Key Bank National Association	5.450%	03/03/16	419,615
250,000	Security Benefit Life Insurance (a)	8.750%	05/15/16	26,875
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	306,697
500,000	Western Union Co.	5.930%	10/01/16	463,527
500,000	National City Bank	5.250%	12/15/16	448,829
500,000	Citigroup Inc.	5.500%	02/15/17	314,095
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	148,029
250,000	CIT Group Inc.	5.800%	05/15/17	65,864
500,000	Comerica Bank	5.200%	08/22/17	346,757
500,000	American Express Bank	6.000%	09/13/17	420,849
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	65,665
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	486,623
500,000	Prudential Financial Inc.	6.000%	12/01/17	330,204
500,000	American General Finance Corp.	6.900%	12/15/17	175,243
500,000	Morgan Stanley	5.950%	12/28/17	454,202
500,000	Goldman Sachs Group	5.950%	01/18/18	453,919
500,000	Wachovia Corp.	5.750%	02/01/18	442,938
500,000	United Health Group, Inc.	6.000%	02/15/18	480,380
250,000	Lincoln National Corp.	7.000%	03/15/18	135,213
500,000	SunTrust Bank	7.250%	03/15/18	481,370
500,000	Morgan Stanley	6.625%	04/01/18	476,754
500,000	General Electric Capital Corp.	6.350%	05/12/18	465,388
500,000	Provident Cos.	7.000%	07/15/18	366,512
500,000	Associated Banc-Corp	9.250%	10/15/18	519,247
250,000	Berkley (WR) Corp.	6.150%	08/15/19	187,106
450,000	Compass Bank	5.500%	04/01/20	317,225
537,000	Manufacturers & Traders Trust Co. (e)	5.585%	12/28/20	397,180
500,000	Prudential Financial Inc.	6.000%	02/15/23	251,449
250,000	Household Finance Corp.	5.250%	06/15/23	125,920
250,000	Liberty Mutual Insurance Co. (a)	8.500%	05/15/25	177,586
250,000	Provident Cos.	7.250%	03/15/28	167,709
500,000	Farmers Exchange Capital (a)	7.050%	07/15/28	303,395
				17,049,368

	INDUSTRIAL 6.1%
500,000	SUPERVALU Inc.	7.875%	08/01/09	500,625
250,000	DaimlerChrysler NA Holding Corp.	7.750%	01/18/11	246,537
250,000	Hertz Corp.	7.400%	03/01/11	163,750
250,000	General Foods Corp.	7.000%	06/15/11	250,437
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	205,000
200,000	Ford Motor Co.	9.500%	09/15/11	91,000
250,000	Bombardier Inc. (a) (d)	6.750%	05/01/12	198,750
500,000	Valspar Corp.	5.625%	05/01/12	463,760
250,000	General Motors Corp.	7.125%	07/15/13	35,625
250,000	Willamette Industries	7.125%	07/22/13	245,358
250,000	Maytag Corp.	5.000%	05/15/15	196,607

SCHEDULE OF INVESTMENTS (unaudited) (continued)

Par Value	Security Description			Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$500,000	Fisher Scientific International, Inc.	6.125%	07/01/15	$496,598
500,000	International Paper Co.	5.250%	04/01/16	329,404
500,000	Valspar Corp.	6.050%	05/01/17	411,792
250,000	ServiceMaster Co.	7.100%	03/01/18	61,250
250,000	ConocoPhillips	6.650%	07/15/18	268,027
350,000	PPG Industries	7.400%	08/15/19	360,905
500,000	Wyeth	6.450%	02/01/24	510,006
865,000	Union Carbide Corp.	7.500%	06/01/25	542,977
500,000	Toro Co.	7.800%	06/15/27	397,347
				5,975,755

	UTILITIES 1.8%
250,000	Xcel Energy Inc.	7.000%	12/01/10	258,627
250,000	TECO Energy Inc.	7.000%	05/01/12	230,959
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	265,363
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	233,926
250,000	South Jersey Gas Co.	7.125%	10/22/18	255,814
250,000	United Utilities PLC (d)	5.375%	02/01/19	221,680
250,000	Verizon Communications, Inc.	6.350%	04/01/19	246,985
				1,713,354

	TOTAL CORPORATE BONDS			24,738,477

	ASSET BACKED SECURITIES 0.4%
250,000	American Airlines Inc.	7.858%	04/01/13	202,500
179,839	General American Transportation	7.500%	02/28/15	194,665
				397,165
	CONVERTIBLE CORPORATE BONDS 0.2%
	UTILITIES 0.2%
176,150	Noram Energy	6.000%	03/15/12	174,741

	TOTAL FIXED INCOME SECURITIES (cost $46,689,111)			$40,759,346

SCHEDULE OF INVESTMENTS (unaudited) (continued)

Shares	Security Description	Value
	COMMON STOCKS 55.9%
	BASIC INDUSTRIES 5.8%
65,000	Bemis Co., Inc.	$1,363,050
137,000	H.B. Fuller Co.	1,781,000
124,000	Valspar Corp.	2,476,280
		5,620,330
	CAPITAL GOODS 5.0%
76,000	Graco Inc.	1,297,320
20,000	Ingersoll-Rand Co., Ltd. (d)	276,000
55,000	MTS Systems Corp.	1,251,250
95,000	Pentair, Inc.	2,058,650
		4,883,220
	CONSUMER CYCLICAL 3.6%
54,000	Briggs & Stratton Corp.	891,000
15,000	Genuine Parts Co.	447,900
55,000	Home Depot, Inc.	1,295,800
30,000	Sturm, Ruger & Co., Inc. (b)	369,900
20,000	Toro Co.	483,600
		3,488,200
	CONSUMER STAPLE 5.4%
29,000	General Mills, Inc.	1,446,520
13,000	The Hershey Co.	451,750
60,000	Hormel Foods Corp.	1,902,600
25,000	Kimberly-Clark Corp.	1,152,750
24,000	SUPERVALU Inc.	342,720
		5,296,340
	DIVERSIFIED 3.9%
60,000	3M Co.	2,983,200
78,000	General Electric Co.	788,580
		3,771,780
	ENERGY 7.3%
26,000	BP p.l.c. ADR (c) (d)	1,042,600
40,000	ConocoPhillips	1,566,400
26,000	Exxon Mobil Corp.	1,770,600
25,000	Murphy Oil Corp.	1,119,250
39,000	Schlumberger, Ltd. (d)	1,584,180
		7,083,030
	FINANCIAL 7.4%
25,000	American Express Co.	340,750
40,000	Associated Banc-Corp.	617,600
54,999	Bank of America Corp.	375,093
38,000	JPMorgan Chase & Co.	1,010,040
20,000	Lincoln National Corp.	133,800
42,000	Principal Financial Group	343,560
55,000	TCF Financial Corp.	646,800
32,000	Travelers Companies, Inc.	1,300,480
68,000	U.S. Bancorp	993,480
101,000	Wells Fargo & Co.	1,438,240
		7,199,843
	HEALTH CARE 8.7%
42,000	Baxter International Inc.	2,151,240
50,000	Bristol-Myers Squibb Co.	1,096,000
46,000	Eli Lilly & Co.	1,536,860
26,000	Johnson & Johnson	1,367,600

SCHEDULE OF INVESTMENTS (unaudited) (continued)

Shares	Security Description	Value
	COMMON STOCKS (continued)
	HEALTH CARE (continued)
90,000	Pfizer Inc.	$1,225,800
26,000	Wyeth	1,119,040
		8,496,540
	TECHNOLOGY 6.3%
70,000	Corning Inc.	928,900
89,000	Emerson Electric Co.	2,543,620
55,000	Honeywell International Inc.	1,532,300
12,000	International Business Machines Corp.	1,162,680
		6,167,500
	TRANSPORTATION 1.8%
35,000	United Parcel Service, Inc., Class B	1,722,700

	UTILITIES 0.7%
40,000	Xcel Energy Inc.	745,200

	TOTAL COMMON STOCKS (cost $55,486,129)	$54,474,683

	SHORT-TERM INVESTMENTS 1.7%
1,613,529	First American Prime Obligations Fund, Class Z (cost $1,613,529)	$1,613,529

	TOTAL INVESTMENTS 99.5% (cost $103,788,769)	$96,847,558

	OTHER ASSETS AND LIABILITIES (NET) 0.5%	454,840

	TOTAL NET ASSETS 100.0%	$97,302,398

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund’s Board of Directors. As of March 31, 2009, these securities represented $2,697,667 or 2.8% of total net assets.

(b)	Non-income producing.
(c)	American Depository Receipt.
(d)	Foreign security denominated in U.S. dollars.
(e)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2009.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)     MARCH 31, 2009

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities that are traded on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of March 31, 2009, no securities in the Fund were valued using this method.

Valuation Measurements

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — Quoted prices in active markets for identical securities.

•                  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$56,088,212
Level 2 - Other significant observable inputs	40,759,346
Level 3 - Significant unobservable inputs	—
Total	$96,847,558

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At March 31, 2009, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The Fund’s tax basis gains (losses) are determined only at the end of each fiscal year.  As a result, no reclassification was made as of March 31, 2009.  The components of the cost basis of investments as of March 31, 2009 were as follows:

Cost of investments	$103,788,769

Gross unrealized appreciation	13,925,012
Gross unrealized depreciation	(20,866,223)
Net unrealized depreciation	$(6,941,211)

Item 2. Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)          There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	5/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	5/29/09

By (Signature and Title)*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(Principal Financial Officer)

Date	5/29/09

* Print the name and title of each signing officer under his or her signature.